Subsidiaries with material non-controlling interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated balances of material non-controlling interest:
Non-controlling interests	$ 196,678	$ 221,237	$ 215,590
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	(16,251)	1,791	3,612
Sociedad Minera El Brocal S.A.A. [Member]
Accumulated balances of material non-controlling interest:
Non-controlling interests	161,917	176,978
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	(13,432)	2,880	4,246
Minera La Zanja S.R.L. [Member]
Accumulated balances of material non-controlling interest:
Non-controlling interests	33,026	42,295
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	(9,090)	(6,346)	(6,006)
S.M.R.L. Chaupiloma Dos de Cajamarca [Member]
Accumulated balances of material non-controlling interest:
Non-controlling interests	1,587	1,800
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	6,286	5,667	5,827
Apu Coropuna S.R.L. [Member]
Accumulated balances of material non-controlling interest:
Non-controlling interests	148	164
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	(14)	(410)	(454)
Other minor subsidiaries [Member]
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	(1)	$ 0	(1)
Country of domicile [member] | Sociedad Minera El Brocal S.A.A. [Member]
Equity interest held by non-controlling interests:
Proportion of ownership interests held by non-controlling interests		38.57%
Accumulated balances of material non-controlling interest:
Non-controlling interests	161,917	$ 176,978	165,032
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	(13,432)	$ 2,880	4,246
Country of domicile [member] | Minera La Zanja S.R.L. [Member]
Equity interest held by non-controlling interests:
Proportion of ownership interests held by non-controlling interests		46.94%
Accumulated balances of material non-controlling interest:
Non-controlling interests	33,026	$ 42,295	48,642
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	(9,090)	$ (6,346)	(6,006)
Country of domicile [member] | S.M.R.L. Chaupiloma Dos de Cajamarca [Member]
Equity interest held by non-controlling interests:
Proportion of ownership interests held by non-controlling interests		40.00%
Accumulated balances of material non-controlling interest:
Non-controlling interests	1,587	$ 1,800	1,693
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	6,286	$ 5,667	5,827
Country of domicile [member] | Apu Coropuna S.R.L. [Member]
Equity interest held by non-controlling interests:
Proportion of ownership interests held by non-controlling interests		30.00%
Accumulated balances of material non-controlling interest:
Non-controlling interests	148	$ 164	223
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	(14)	(410)	(454)
Country of domicile [member] | Other minor subsidiaries [Member]
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	$ (1)	$ 0	$ (1)